SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events subsequent to March 31, 2015 through the date that the accompanying condensed consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to December 31, 2014, the following events occurred:

Amendment to Series B Preferred Certificate of Designation

On February 18, 2015, the Company filed the First Amended and Restated Certificate of Designation, Preferences, Rights and Limitations of the Series B Convertible Preferred Stock (the “Series B Amendment”) with the Nevada Secretary of State in order to: (i) eliminate certain provisions pertaining to the adjustment of the conversion price of the Series B Convertible Preferred Stock (“Series B Preferred”) and (ii) eliminate the protective provision preventing the Company from issuing securities senior to or pari passu in rank to the Series B Preferred without first receiving approval from holders of 66% of the issued and outstanding shares of Series B Preferred. The Series B Amendment was approved by the written consent of stockholders holding approximately 79% of the issued and outstanding shares of Series B Preferred.

Creation of Series C Convertible Preferred Stock

   On February 18, 2015, the Company filed the Certificate of Designation, Preferences, Rights and Limitations of the Series C Convertible Preferred Stock with the Nevada Secretary of State, designating 50,000 shares of the Company's preferred stock, par value $0.001 per share, as Series C Convertible Preferred Stock (the “Series C Preferred”). Each share of Series C Preferred has a stated value of $100 per share (the “Stated Value”), and is convertible, at the option of each respective holder, into that number of shares of Common Stock equal to the Stated Value, divided by $0.15 per share (the “Conversion Shares”). The Company also has the option to require conversion of the Series C Preferred into Conversion Shares in the event: (i) there are sufficient authorized shares of Common Stock reserved as Conversion Shares; (ii) the Conversion Shares are registered under the Securities Act of 1933, as amended (the “Securities Act”), or the Conversion Shares are freely tradable, without restriction, under Rule 144 of the Securities Act; and (iii) the average closing price of the Company's Common Stock is at least $0.62 per share for 10 consecutive trading days.

Series C Offering

           On February 20, 2015 (the “Initial Investment Date”), the Company and certain accredited investors (the “Investors”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) wherein the Investors agreed to purchase up to 43,000 shares of Series C Preferred for $100 per share in three separate closings (the “Series C Offering”). The Company issued an aggregate total of 18,000 shares of Series C Preferred on the Initial Investment Date, 15,000 shares on April 1, 2015 and anticipates issuing the remaining 10,000 shares on or before June 30, 2015. The Purchase Agreement also provides for the appointment of one member, designated by the Investors, to the Company’s Board of Directors. As additional consideration for participating in the Series C Offering, each Investor will receive five-year warrants (the “Warrants”), exercisable for $0.15 per share, to purchase that number of shares of the Company's Common Stock equal to 35% of the Conversion Shares issuable upon conversion of each Investor’s Shares (the “Warrant Shares”).

           In addition to the Purchase Agreement, the Company and the Investors entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission on or before July 1, 2015 in order to register the Warrant Shares issuable upon exercise of the Warrants, and the Conversion Shares issuable upon conversion of the Shares, under the Securities Act.

Amendment to Series C Certificate of Designation. As described under Note 1 above, on March 26, 2015, the Company filed the Series C Amendment with the Nevada Secretary of State in order to increase the number of shares of the Company’s preferred stock designated as Series C Preferred from 50,000 to 90,000 and to permit the transactions contemplated by the Note Payments and the Note Exchange, as described below.

Note Payments and Note Exchange. Following the filing of the Series C Amendment, on March 27, 2015, the Company and the Series C Offering Investors entered into an amendment to the Amendment Purchase Agreement wherein the Company sold 27,000 Additional Shares to one of the Investors for gross proceeds of $2.7 million, which the Company subsequently used to satisfy approximately $2.7 million of the Company’s $3.8 million outstanding Notes. As additional consideration for the purchase of the Additional Shares, the Investor received additional Warrants to purchase Warrant Shares equal to 35% the Conversion Shares issuable upon conversion of the Additional Shares.

Following the Note Payments, the Company and each of the Holders of the Notes remaining after the Note Payments entered into Exchange Agreements wherein the Holders agreed to exchange all remaining principal and accrued interest of any such Notes into shares of Series C Preferred on substantially similar terms to those offered in the Series C Offering. As a result of the execution of the Exchange Agreements and the consummation of the Note Exchange, the Company issued to the Holders an aggregate total of 12,148 shares of Series C Preferred and Warrants to purchase approximately 2.8 million Warrant Shares.